Subsidiaries with material non-controlling interest - Statements of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	$ (122,885)	$ (47,065)	$ (346,260)
Investing activities	(62,224)	(105,601)	(117,559)
Financing activities	(35,258)	(100,618)	(74,052)
Increase in cash and cash equivalents in the year	25,403	(159,154)	154,649
Sociedad Minera El Brocal S.A.A
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	53,304	1,545	74,985
Investing activities	(24,699)	(28,259)	(29,546)
Financing activities	(1,954)	(405)	(29,974)
Increase in cash and cash equivalents in the year	26,651	(27,119)	15,465
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	(5,751)	(908)	10,323
Investing activities	(825)	(1,629)	(13,160)
Financing activities	0	(763)	0
Increase in cash and cash equivalents in the year	(6,576)	(3,300)	(2,837)
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	13,738	16,040	14,066
Investing activities	0	0	0
Financing activities	(12,850)	(16,250)	(13,900)
Increase in cash and cash equivalents in the year	888	(210)	166
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	(74)	0	(572)
Investing activities	0	0	0
Financing activities	0	1,032	0
Increase in cash and cash equivalents in the year	$ (74)	$ 1,032	$ (572)